Financial Risk Management Objectives and Policies - Schedule of Nominal Foreign Exchange Exposure (Parenthetical) (Detail) - Currency risk [member] R$ in Thousands	Dec. 31, 2018 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Working capital loans	R$ 1,655,947
Total debt	R$ 2,655,087